Interest Rate Swaps (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Derivative [Line Items]
Notional amount	$ 81,745,406		$ 68,976,781
Cash flow hedge losses to be reclassified into statement of operations within the next 12 months	294,505
Unicredit Bank AG - Not Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	Aug. 27, 2010
Termination Date	Aug. 27, 2015
Notional amount	35,700,000	[1]	45,900,000	[1]
Fixed rate	2.465%
Floating rate	3-month LIBOR
HSBC Bank Plc - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	Apr. 10, 2012
Termination Date	Apr. 10, 2017
Notional amount	5,040,000	[2]	5,520,000	[2]
Fixed rate	1.485%
Floating rate	3-month LIBOR
HSH Nordbank AG - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	May 08, 2012
Termination Date	May 05, 2017
Notional amount	10,312,500	[3]	11,062,500	[3]
Fixed rate	1.22%
Floating rate	3-month LIBOR
Nordea Bank Finland Plc - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	May 04, 2012
Termination Date	Mar. 31, 2017
Notional amount	6,401,958	[4]	6,885,125	[4]
Fixed rate	1.14%
Floating rate	3-month LIBOR
Nordea Bank Finland Plc - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	Jun. 18, 2012
Termination Date	May 04, 2017
Notional amount	6,366,073	[5]	6,846,531	[5]
Fixed rate	1.01%
Floating rate	3-month LIBOR
HSH Nordbank AG - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	Aug. 06, 2012
Termination Date	May 05, 2017
Notional amount	5,156,250	[6]	5,531,250	[6]
Fixed rate	0.98%
Floating rate	3-month LIBOR
Total Not Qualifying For Hedge Accounting
Derivative [Line Items]
Notional amount	35,700,000		45,900,000
Total Qualifying For Hedge Accounting
Derivative [Line Items]
Notional amount	$ 33,276,781		$ 35,845,406

[1]	The notional amount reduces by $2,550,000 on a quarterly basis up until the expiration of the interest rate swap.
[2]	The notional amount reduces by $120,000 on a quarterly basis up until the expiration of the interest rate swap.
[3]	The notional amount reduces by $187,500 on a quarterly basis up until the expiration of the interest rate swap.
[4]	The notional amount reduces by $120,792 on a quarterly basis up until the expiration of the interest rate swap.
[5]	The notional amount reduces by $120,115 on a quarterly basis up until the expiration of the interest rate swap.
[6]	The notional amount reduces by $93,750 on a quarterly basis up until the expiration of the interest rate swap.